Note 3 - Revenue From Contracts With Customers 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
External Broker Costs and Employee Sales Commissions [Member]
Capitalized Contract Cost, Amortization	$ 2,014	$ 2,053
Capitalized Contract Cost, Net, Total	8,802	7,501
Capitalized Contract Cost, Impairment Loss	0
FirstService Brands Segment [Member]
Contract with Customer, Liability, Revenue Recognized	$ 4,649	$ 4,378
FirstService Brands Segment [Member] | Franchise [Member] | Minimum [Member]
Revenue Recognized Period (Year)	5 years
FirstService Brands Segment [Member] | Franchise [Member] | Maximum [Member]
Revenue Recognized Period (Year)	10 years